INVESTMENT IN FINANCE LEASE (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014 vessel	Dec. 31, 2013 vessel
Vessels Accounted for as Sales Type Leases [Abstract]
Number of vessels leased to third parties on time charter classified as investment in finance lease	1	1
Components of the investment in sales-type leases [Abstract]
Net minimum lease payments receivable	$ 67,145	$ 78,452
Estimated residual values of leased property (unguaranteed)	20,320	20,320
Less: unearned income	(38,647)	(47,398)
Total investment in sales-type lease	48,818	51,374
Current portion	3,028	2,555
Long-term portion	45,790	48,819
Total investment in sales-type lease	48,818	51,374
Future minimum gross revenues [Abstract]
2015	11,307
2016	11,338
2017	11,307
2018	11,307
2019	11,307
Thereafter	10,579
Total minimum lease revenues	$ 67,145